CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Cash, Cash Equivalents, and Short-term Investments
Cash and Due From Banks	[1]	$ 5,323,448	$ 3,429,386
Short-term Investments	[1]	53,890,255	48,504,879
Cash and Cash Equivalents	[1]	59,213,703	51,934,265
Restricted Cash	[2]	8,464,719	6,524,315
LOANS:
Direct Cash Loans	[3]	777,568,737	737,254,501
Real Estate Loans	[3]	39,960,390	37,255,330
Sales Finance Contracts	[3]	103,258,326	70,019,005
Loans and Leases Receivable, Gross	[3]	920,787,453	844,528,836
Unearned Finance Charges		132,703,130	118,748,137
Unearned Insurance Premiums		61,018,635	57,620,339
Allowance for Credit Losses		66,327,674	53,000,000
Loans and Leases Receivable, Net Amount		660,738,014	615,160,360
Investments, Debt and Equity Securities
Available for Sale, at fair value	[4]	221,054,418	204,457,522
Held to Maturity, at amortized cost	[4]	379,002	380,561
Marketable Debt Securities, Total	[4]	221,433,420	204,838,083
Other Assets
Property, Plant and Equipment, Net		13,577,945	15,410,942
Operating Lease Right of Use Assets	[5]	33,610,067	31,313,793
Deferred Acquisition Costs		3,625,611	3,472,783
Due from Non-affiliated Insurance Company		2,970,476	2,933,146
Other Miscellaneous		10,022,417	7,591,891
Other Assets		63,806,516	60,722,555
ASSETS, Total		1,013,656,372	939,179,578
SENIOR DEBT:
Bank Borrowings	[6]	118,900,000	111,350,000
Senior Demand Notes, including accrued interest	[6]	86,622,503	76,249,795
Commercial Paper	[6]	432,273,538	403,491,300
Senior Debt, total	[6]	637,796,041	591,091,095
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Operating Lease Liabilities		34,163,153	31,655,563
Other Accounts Payable and Accrued Expenses		33,182,451	25,931,780
Accounts Payable and Accrued Liabilities, Current		67,345,604	57,587,343
Subordinated Debt	[7]	30,075,399	29,005,024
LIABILITIES, Total		735,217,044	677,683,462
COMMITMENTS AND CONTINGENCIES	[8]
STOCKHOLDERS' EQUITY:
Preferred Stock		0	0
Accumulated Other Comprehensive Income		13,266,927	9,614,846
Retained Earnings		265,002,401	251,711,270
Total Stockholders' Equity		278,439,328	261,496,116
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		1,013,656,372	939,179,578
Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock		170,000	170,000
Nonvoting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock		$ 0	$ 0

[1]	See Note 5.
[2]	See Note 1.
[3]	See Note 2.
[4]	See Note 3.
[5]	See Note 8.
[6]	See Note 6.
[7]	See Note 7.
[8]	See note 9.